Note 3 - BBVA Group - Contribution to Consolidated Group Assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Banking And Other Financial Services [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	705,683,000,000	666,366,000,000	646,199,000,000
Insurance And Pension Fund [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	28,667,000,000	29,300,000,000	26,684,000,000
Other Non Financial [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	€ 1,826,000,000	€ 2,071,000,000	€ 2,793,000,000